RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Dec. 31, 2021 item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Number of trust investments | item			2	2
Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Cash payment to individual on behalf of related parties					¥ 139,236	$ 20,000
Cash paid to | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions					306,319
Cash received from:
Related Party Transaction [Line Items]
Amount of transactions					351,319
Cash received from: | Haode Investment Inc. ("Haode Investment")
Related Party Transaction [Line Items]
Amount of transactions					306,319
Cash received from: | Borgward
Related Party Transaction [Line Items]
Amount of transactions					45,000
Services received from:
Related Party Transaction [Line Items]
Amount of transactions				¥ 35,254	65,940
Services received from: | Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amount of transactions				28,920	60,391
Services received from: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions				6,334	5,549
Repayments of loans from: | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions					147,559
Goods supplied to: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions					¥ 80
Agreement of payment for leasehold improvement of sublet rental office to: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions	¥ 36,599	$ 5,609		36,599
Trust investments
Related Party Transaction [Line Items]
Amount of transactions				1,140,000
Trust investments | Xiamen Trust
Related Party Transaction [Line Items]
Amount of transactions				590,000
Trust investments | Yunnan Trust
Related Party Transaction [Line Items]
Amount of transactions				¥ 550,000